Note 10 - Long-term Debt and Financing - Long- Term Debt (Details) (Parentheticals) $ in Thousands, $ in Millions	Sep. 30, 2018 CAD ($)		Sep. 12, 2018 USD ($)	Feb. 22, 2018 CAD ($)	Sep. 30, 2017 CAD ($)	Oct. 05, 2016 CAD ($)
Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Interest rate	8.75%		8.75%
Face amount			$ 250
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Interest rate	6.75%	[1],[2]		6.75%	6.75%
Face amount	$ 100,000	[1],[2]		$ 100,000	$ 100,000
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Interest rate	6.75%	[3],[4]			6.75%	6.75%
Face amount	$ 160,000	[3],[4]			$ 160,000	$ 160,000

[1]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year, and have a maturity date of March 31, 2023.
[2]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year, and have a maturity date of March 31, 2023.
[3]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year, and have a maturity date of March 31, 2023.
[4]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year, and have a maturity date of December 31, 2021.